Investments	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
Investments	Investments
(a) Net Realized and Unrealized Investment (Losses) Gains
The components of the net realized and unrealized investment (losses) gains for the years ended December 31, 2022, 2021 and 2020 were as follows (in thousands of U.S. dollars):

	2022	2021	2020
Net realized investment gains on fixed maturities and short-term investments	$859	$19,893	$24,828
Net realized investment gains on equities	461,041	78,501	21,538
Net realized investment gains (losses) on other invested assets	9,781	103,011	(30,436)
Net realized investment gains	$471,681	$201,405	$15,930
Change in net unrealized investment (losses) gains on fixed maturities and short-term investments	$(1,807,048)	$(558,466)	$219,946
Change in net unrealized investment (losses) gains on equities	(505,072)	198,780	167,456
Change in net unrealized investment (losses) gains on other invested assets	(123,694)	196,926	58,452
Net other realized and unrealized investment losses	(2,672)	(848)	(1,346)
Change in net unrealized investment (losses) gains	$(2,438,486)	$(163,608)	$444,508
Impairment loss on investments in real estate	$(2,209)	$—	$(6,119)
Net realized and unrealized investment (losses) gains	$(1,969,014)	$37,797	$454,319
(b) Net Investment Income
The components of net investment income for the years ended December 31, 2022, 2021 and 2020 were as follows (in thousands of U.S. dollars):

	2022	2021	2020
Fixed maturities	$310,152	$301,391	$290,259
Short-term investments and cash and cash equivalents	17,477	4,860	12,000
Other invested assets	99,375	90,442	89,129
Equities	11,118	12,686	3,918
Funds held and other (1)	10,801	17,871	16,559
Investment expenses	(50,575)	(50,781)	(51,197)
Net investment income	$398,348	$376,469	$360,668

(1)The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index. Interest rates ranged from 0.1% to 10.9%, 0.1% to 7.3% and 0.1% to 6.5% for the years ended December 31, 2022, 2021 and 2020, respectively.
(c) Pledged and Restricted Assets
At December 31, 2022 and 2021, approximately $138 million and $105 million, respectively, of cash and cash equivalents and approximately $5,258 million and $5,483 million, respectively, of securities were deposited, pledged or held in escrow accounts in favor of ceding companies and other counterparties or government authorities to comply with reinsurance contract provisions and insurance laws.
(d) Receivable for Securities Sold and Payable for Securities Purchased
At December 31, 2022 and 2021, receivables for securities sold of $52 million and $45 million, respectively, were recorded within Other assets. At December 31, 2022 and 2021, payables for securities purchased of $149 million and $202 million, respectively, were recorded within Accounts payable, accrued expenses, and other in the Consolidated Balance Sheets.
(e) Variable Interest Entities
The Company holds variable interests in VIEs including certain limited liability companies or partnerships, trusts, fixed maturity investments and asset-backed securities. The holdings in these VIEs are reported within Fixed maturities and Other invested assets in the Company’s Consolidated Balance Sheets. The Company’s involvement in these entities is, for the most part, passive in nature. The Company’s maximum exposure to loss with respect to these investments is limited to the amounts invested in and advanced to the VIEs and any unfunded commitments (see Note 15(c)).
(f) Other Invested Assets
At December 31, 2022 and 2021, the Company had carrying values of $1,856 million and $1,862 million respectively, of investments that were either accounted for under the equity method of accounting or would have been accounted for under the equity method if the Company had not chosen to apply the fair value option.
At December 31, 2022 and 2021, the Company held a 36% shareholding in the privately held United Kingdom real estate investment and development group, Almacantar Group Limited (Almacantar). The total carrying value of this investment was $492 million and $561 million, at December 31, 2022 and 2021, respectively. This investment is accounted for under the fair value option and included within Other invested assets in the Consolidated Balance Sheets.
The Company's equity method investments are comprised primarily of passive investment interests focusing in the real estate sector. The Company had equity method investments of $237 million and $284 million at December 31, 2022 and 2021, respectively, included within Other invested assets in the Consolidated Balance Sheets. Dividends on equity method investments for 2022 and 2021 were $2 million and $10 million, respectively.